Accounting policies (Schedule of Assumptions Used to Value Convertible Notes) (Details) - $ / shares							12 Months Ended
	Sep. 11, 2015	Jul. 17, 2015	Jun. 25, 2015	Jun. 11, 2015	Jun. 10, 2015	Jun. 03, 2015	Dec. 31, 2015
Black Forest Capital, LLC [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free Rate		0.77%					0.87%
Applicable Closing Stock Price		$ 0.61					$ 0.39
Conversion Price		$ 0.34					$ 0.19
Volatility		31.45%					43.13%
Dividend Yield		0.00%					0.00%
Credit Spread		2.75%					4.08%
Liquidity Risk Premium		5.00%					5.00%
JSJ Investments, Inc. [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free Rate						0.42%	2.16%
Applicable Closing Stock Price						$ 0.70	$ 0.39
Conversion Price						$ 0.28	$ 0.19
Volatility
Dividend Yield						0.00%	0.00%
Credit Spread						2.59%	4.39%
Liquidity Risk Premium						5.00%	5.00%
Crown Bridge Partners, LLC [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free Rate	0.85%						0.94%
Applicable Closing Stock Price	$ 0.45						$ 0.39
Conversion Price	$ 0.23						$ 0.19
Volatility	37.23%						38.86%
Dividend Yield	0.00%						0.00%
Credit Spread	3.00%						4.08%
Liquidity Risk Premium	5.00%						5.00%
LG Capital Funding, LLC [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free Rate					0.78%		0.79%
Applicable Closing Stock Price					$ 0.79		$ 0.39
Conversion Price					$ 0.39		$ 0.21
Volatility					30.18%		47.18%
Dividend Yield					0.00%		0.00%
Credit Spread					2.85%		4.08%
Liquidity Risk Premium					5.00%		5.00%
Note Holder Five [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free Rate				0.79%			0.79%
Applicable Closing Stock Price				$ 0.87			$ 0.39
Conversion Price				$ 0.39			$ 0.21
Volatility				30.19%			47.18%
Dividend Yield				0.00%			0.00%
Credit Spread				2.80%			4.08%
Liquidity Risk Premium				5.00%			5.00%
Service Trading Co., LLC [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free Rate				0.79%			0.79%
Applicable Closing Stock Price				$ 0.87			$ 0.39
Conversion Price				$ 0.39			$ 0.21
Volatility				30.19%			47.18%
Dividend Yield				0.00%			0.00%
Credit Spread				2.80%			4.08%
Liquidity Risk Premium				5.00%			5.00%
VIS Vires Group, Inc. [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free Rate			0.77%				0.61%
Applicable Closing Stock Price			$ 0.66				$ 0.39
Conversion Price			$ 0.40				$ 0.22
Volatility			31.58%				44.59%
Dividend Yield			0.00%				0.00%
Credit Spread			2.76%				3.66%
Liquidity Risk Premium			5.00%				5.00%